[MassMutual letterhead appears here]

June 18, 2015

Mr. Keith A. Gregory

Senior Counsel

Disclosure Review Office

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

MassMutual Capital Vantage Variable Annuity

Pre-Effective Amendment No.1 to Registration Statement No. 333-203063

filed on Form N-4

Dear Mr. Gregory:

I am in receipt of the staff’s comment letter dated May 11, 2015 regarding the above-referenced filing.

In addition to the changes to the prospectus that I’ve made to respond to the staff’s comments, I’ve made the following additional changes to the prospectus:

My responses to the staff’s comments are as follows:

General Comments

1. Missing Information: Please confirm supplementally that all missing and/or bracketed information, including financial statements, exhibits and other required information, will be included in one or more pre-effective amendments to the registration statement.

Response to Comment No. 1: I have included in this filing or will include in future amendment filings all information that was previously missing or bracketed, including financial statements, exhibits, and other required information.

2. EDGAR Series and Class IDs: Please confirm supplementally that the contract name on the front cover page of the prospectus is and will continue to be the same as that associated with the EDGAR class identifiers.

Response to Comment No. 2: The contract name on the front cover page of the prospectus is and will continue to be the same as that associated with the EDGAR class identifiers.

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3. Guarantees and Supports: Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the benefits or features under the contract or whether the company will be solely responsible for any benefits or features associated with the contract.

Response to Comment No. 3: MassMutual does not have any types of guarantees or support agreements with third parties to support any of the benefits or features under this contract. MassMutual will be solely responsible for any benefits or features associated with the contract.

4. Definitions:

a. Additional Terms: Please consider including the following terms in the Definitions Section: Contract, Contract Value Death Benefit, Joint Owner, Non-Qualified Contract, Return of Purchase Payment Death Benefit and Qualified Contract.

Response to Comment No. 4a: I have added definitions for all of those terms in the Definitions Section except Minimum Required Distribution. I did not include a definition for Minimum Required Distribution because there is already a definition for Required Minimum Distribution and they are the same term. I have ensured that any reference to Minimum Required Distribution in the prospectus has been changed to Required Minimum Distribution. Please see the marked language on pages 3 & 4 of the prospectus.

b. Good Order, Required Minimum Distribution and Written Notice: Please provide a more specific definition of “Good Order” and “Written Notice”. In this regard, please also consider replacing generic disclosure such as “satisfies all the requirements we deem necessary” with “Good Order,” as appropriate. Additionally, please consider explaining “Required Minimum Distribution” in plain English.

Response to Comment No. 4b: I have made changes to the Good Order and Written Notice definitions. Please see the marked language on page 4 of the prospectus.

c. Code References: Please avoid citations to specific provisions of the Internal Revenue Code or include in each case a brief explanation of their relationship to the disclosure. For example, please consider explaining how the distribution rules of Code section 72(s) relate to the bullets on page 19.

Response to Comment No. 4c: I have revised disclosure in numerous places to include a cross-reference to the specific subsection in the Tax Section when a citation to the Internal Revenue Code is used to provide the reader with specific information about that provision of the Internal Revenue Code. Please see as an example the definition of Qualified Contract on page 4 of the prospectus.

5. Reservations of Rights: Please review the prospectus and in each case where the Registrant reserves the right to change, cancel or modify a benefit or contract term, please ensure that information concerning the circumstances under which the change would be

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made, who may approve it and the time period and form of notice to Owners is disclosed. For example: (i) in the first sentence on page 23, with respect to terminations, suspensions or modifications of transfer privileges and programs, where appropriate; and (ii) on page 26, with respect to the ability to charge for participation in the Systematic Withdrawal Program. See Item 7(c) of Form N-4.

Response to Comment No. 5: I have analyzed all of the places where MassMutual has reserved the right to change, cancel, or modify a benefit or contract term and I have added disclosure which I believe is responsive to the comment where I believe it is appropriate. Please see the marked language on pages 5, 6, 22, 23, 24, and 26 of the prospectus.

Prospectus

6. Overview:

a. Please supplementally confirm that after the 5th Contract Year, the reduction in the Mortality and Expense Risk charges (M & E Charges) for the C-share class and the lower M & E Charges for the B-share class will also apply to subsequent Purchase Payments.

Response to Comment No. 6a: The reduction in the Mortality and Expense Risk charge after the 5th Contract Year also applies to subsequent purchase payments. The Mortality and Expense Risk charge reduction is based upon the number of contract years since the contract was issued while the Contingent Deferred Sales Charge schedule is tied to each purchase payment.

b. What are the Share classes?: On page 6, in the last paragraph of the section, please: (i) revise the disclosure to explain in plain English why the B-share class offers less liquidity than the C-share class; and (ii) disclose the effect, if any, of free withdrawals in your discussion of the appropriateness of each share class.

Response to Comment No. 6b: I have revised the share class disclosure to indicate that there is a cost to accessing contract value. Please see the marked language on pages 6 and 7 of the prospectus.

c. Can I return my Contract for a refund?: On page 7, please clarify that the right to cancel period will always be at least 10 days from the date the Owner receives the Contract. Please make a conforming change on page 22 in the paragraph under the caption “Right to Cancel Your Contract.”

Response to Comment No. 6c: I have added language which indicates that the right to cancel period may vary by state, but it will never be less than 10 days from the date the Owner receives the Contract. Please see the marked language on pages 7 and 23 of the prospectus.

7. Systematic Withdrawal Program Fee/Fee Table (p. 8): The prospectus describes a potential charge for participation in the Systematic Withdrawal Program on page 26.

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If you intend to impose that charge, please include the maximum charge in the fee table. Please also explain supplementally why you believe the charge for the program is not an impermissible restraint on the ability to redeem the Contract.

Response to Comment No.7: MassMutual does not intend to charge for participation in the Systematic Withdrawal Program and has removed that language from page 27 of the prospectus.

8. Maximum Transfer Fee/Fee Table (p.8): Please disclose the dollar amount of the Maximum Transfer Fee (i.e., $20.00) before the explanatory information.

Response to Comment No. 8: I have revised the Fee Table to disclose the dollar amount of the maximum transfer fee before the explanatory information. Please see the marked language on page 8 of the prospectus. MassMutual will not be imposing a fee for the DCA Fixed Account and has removed the reservation of right to do so from page 8 of the prospectus.

9. Periodic Fees and Charges Table (p. 8): In footnote 2, please delete all the text after the first sentence as it does not specifically relate to the Mortality and Expense Risk Charge line item. Please make a conforming change in footnote 1 to the Mortality and Expense Risk Charge Table on page 27.

Response to Comment No. 9: I have deleted the text after the first sentence in footnote 2. Please see page 8 of the prospectus for the revised footnote.

10. Examples: (i) Please confirm that the most expensive combination of Contract features is reflected first in the Expense Example; and (ii) Please also supplementally explain why the B- share class CDSC was not used in the calculation of costs reflected in the Examples for the share classes. See Instruction 21(g) to Item 3 of Form N-4. If appropriate, please recalculate and revise the Examples.

Response to Comment No. 10: The most expensive combination of contract features is used in the first example. There is no CDSC assessed upon annuitization under the terms of the Contract. We use N/A in the 1 & 3 year examples which assumes that the owner decided to begin the Annuity Phase at the end of each year shown because other than in two states, this Contract cannot be annuitized for the first 5 contract years after the Contract was issued. Therefore, I do not believe it is appropriate to show a dollar amount in years 1 & 3 for that particular Example.

11. The Company: On page 12, in the second paragraph under the referenced caption, please delete “and the SEC staff has not reviewed the disclosures in this prospectus that relate to the General Account” in sentence four.

Response to Comment No. 11: I have deleted the language you’ve requested. Please see the marked language on page 13 of the prospectus.

12. The Funds (pp.14-17): Certain identical funds included in the registration statement for the Transitions Select II Contract included footnote disclosure referencing certain

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hedged equity and alternative strategies. We note that this Contract and the Transitions Select II Contract impose certain investment restrictions on the Return of Purchase Payment Death Benefit. Please supplementally explain why such disclosure has been removed or reinstate it (See Massachusetts Mutual Variable Annuity Separate Account 4, (Form N-4) Registration Statement, File No. 333-202684, at 16-17 nn. 2-3 (Mar. 12, 2015).

Response to Comment No. 12: I have deleted the footnote disclosure from both the MassMutual Capital Vantage prospectus and the MassMutual Transitions Select II prospectus. The hedged equity footnote was deleted because there is no longer a hedged equity component to the MML Asset Allocation Funds. The alternative strategies footnote was deleted because I was uncomfortable disclosing the investment risks for one type of fund in the product prospectus when I wasn’t disclosing the risks for all of the funds in the product prospectus. I believe that the fund prospectus is the right document for the Owner to review all of the risk disclosures for each of the funds available with the products.

13. Owner (p.18): In the fourth paragraph below the referenced caption, please briefly explain any tax consequences that may result from changing the Owner of a Contract or include a cross-reference to where such information may be found in the prospectus.

Response to Comment No. 13: I have added a cross-reference to where information may be found in the prospectus regarding any tax consequences that may result from changing the Owner of a Contract. Please see the marked language on page 19 of the prospectus.

14. Joint Owner (p. 19): In the first paragraph below the referenced caption, please consider disclosing the age limits applicable to the ROP benefit. Please consider making a conforming change in the paragraph under the caption “Annuitant” on the same page.

Response to Comment No. 14: I have added the age limits applicable to the ROP benefit. Please see the marked language on pages 18 and 19 of the prospectus.

15. Non-Qualified Beneficiary Annuity and Beneficiary IRA: On page 19, in bullet four, the disclosure indicates that withdrawals from a Non-Qualified Beneficiary Annuity in excess of minimum required distributions made under the Systematic Withdrawal Program may be subject to a CDSC. On page 35, Item 4 indicates that withdrawals made from such an annuity will not be subject to a CDSC. Please clarify the disclosure to explain the inconsistency. Please make conforming changes to Beneficiary IRAs.

Response to Comment No. 15: The disclosures are inconsistent because the Contract can be purchased as a Non-Qualified Beneficiary Annuity or Beneficiary IRA or a beneficiary may choose to receive the death benefit proceeds under this Contract in the form of a Non-Qualified Beneficiary Annuity or Beneficiary IRA. There are a few different requirements should the Contract be purchased as a Non-Qualified Beneficiary Annuity or Beneficiary IRA versus a beneficiary choosing to receive the death benefit proceeds under this Contract in the form of a Non-Qualified Beneficiary Annuity or Beneficiary IRA. I have added language to better indicate the requirements which exist when the Contract is purchased as a Non-Qualified Beneficiary

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Annuity or Beneficiary IRA versus the requirements that exist when a beneficiary chooses to receive the death benefit proceeds under this Contract in the form of a Non-Qualified Beneficiary Annuity or Beneficiary IRA. Please see the marked language on pages 20, 35, and 36 of the prospectus.

16. Purchase Payments: On page 21, in the second paragraph below the referenced caption, the disclosure indicates that additional Purchase Payments should be sent to a lockbox. Please clarify that the referenced P.O. Box is the lockbox. If appropriate, please identify a lockbox for Purchase Payments sent by Overnight Mail.

Response to Comment No. 16: I have removed references to lockbox in the Purchase Payments section and indicated that the addresses shown on page 22 of the prospectus are purchase payment processing service centers. Please see the marked language on page 22 of the prospectus.

17. Accumulation Units (p. 22): In the third paragraph below the referenced caption, the disclosure indicates that Accumulation Unit value is calculated after the Close of Business each Business Day. “Close of Business” is defined to mean “when the NYSE ends regular trading, usually 4:00 p.m. Eastern time.” Given that there are circumstances under which the NYSE may close before 4:00 p.m. Eastern time, please clarify the disclosure, including the definition of “Close of Business”, to account for such an early closing and clarify that in such circumstances transactions requests after such early closing will be processed at the next available price. Please make conforming changes throughout the registration statement, as appropriate.

Response to Comment No. 17: I have expanded the definition of Close of Business to account for an early NYSE close. Since Close of Business is a defined term, the concept should naturally carry forward throughout the prospectus without the need to make any additional changes. Please see the marked language on page 3 of the prospectus.

18. Transfer Programs/Overview (p.23): In the fourth bullet, please clarify whether only the specific Sub-Accounts that are restricted from the ROP death benefit are excluded from the referenced transfer programs (i.e., funds listed on page 34).

Response to Comment No. 18: I have added clarifying language. Please see the marked language on page 24 of the prospectus.

19. Charges and Deductions: In the disclosure on pages 26-29, please clarify when a current charge can change and who will be subject to such change in each case where the disclosure describes a current and maximum charge or deduction.

Response to Comment No. 19: I have added the current and maximum charges that may be assessed. None of the charges can be increased from the current charge. Please see the marked language on pages 27-30 of the prospectus.

20. CDSCs: On page 28, in the bottom paragraph, please revise the second bullet for

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plain English. The current disclosure is confusing and difficult to understand.

Response to Comment No. 20: I have revised the second bullet. Please see the marked language on page 29 of the prospectus.

21. Return of Purchase Payments Death Benefit Charge (p. 29): In the paragraph below the referenced caption, please explain the method by which you will deduct the charge from the assets in the Sub-Accounts in plain English (e.g., pro rata). Please make conforming changes throughout the prospectus, where appropriate.

Response to Comment No. 21: The chart on page 28 of the prospectus indicates that the charge for the ROP death benefit will be assessed daily as a percentage of the daily value of the assets invested in each Sub-Account.

22. Annuity Payments: On page 30, in the paragraph under the referenced caption, please clarify that annuity payments may vary depending on the type of Annuity Option elected (e.g., Joint and 2/3 Survivor Life Annuity after death of one annuitant).

Response to Comment No. 22: I have added language to clarify that annuity payments may vary depending on the type of annuity option elected. Please see the marked language on page 31 of the prospectus.

23. Death of Owner During the Accumulation Phase: On page 33, in item 4, please clarify whether the ROP will be continued if the new spousal Owner was over the age of 75 at the time the Contract was issued.

Response to Comment No. 23: I have added clarifying language which indicates that the contract cannot be continued if at the time the owner purchased the contract that the surviving spouse was over the maximum contract issue age for the death benefit selected. Please see the marked language on page 33 of the prospectus.

24. Death Benefit Amount During the Accumulation Phase (p. 33): (i) where appropriate, please consider disclosing your requirements for “due proof of death”; and (ii) please include a brief example of a calculation of the Return of Purchase Payment Death Benefit (including the effect of any adjustments).

Response to Comment No. 24: I have added disclosure regarding the requirements for due proof of death as well as a ROP death benefit example which includes the effect of any adjustments. Please see the marked language on pages 37 and 54, respectively.

25. Return of Purchase Payment Death Benefit Allocation Restrictions (p. 34): Please disclose what will happen to assets invested in the ROP Sub-Accounts upon any modification of the Sub-Account restrictions. For example, please disclose the effects of the imposition of new restrictions on, or termination of the availability of, certain Sub- Accounts in the case where no actions have been taken by Contract Owners. Among other issues, please address whether: (i) the existing Sub-Accounts assets will be

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automatically reallocated and if so, how; (ii) the changes will result in termination of the ROP; and (iii) the changes will only apply to new Purchase Payments or Transfers. Please also disclose why you would make changes to the Sub-Accounts currently offered to Contract Owners.

Response to Comment No. 25: For the ROP death benefit, MassMutual is not “forcing” owners to allocate purchase payments to certain sub-accounts. Instead, it is prohibiting investment in certain sub-accounts. Therefore, I believe some of what you have requested is not applicable. If MassMutual removes sub-accounts from the list of sub-accounts that are not available if the ROP death benefit has been elected, MassMutual will inform all existing ROP death benefit owners of the availability of that sub-account(s). Should MassMutual add a new sub-account to the list of sub-accounts that are not available if the ROP death benefit has been elected, MassMutual will only do so for new sales and will indicate that fact in the prospectus. There is already language on page 34 of the prospectus which indicates that the restrictions in the type of sub-accounts available under the ROP are intended to help us manage the risk associated providing the ROP death benefit. I believe that disclosure indicates why we would make changes to the sub-accounts currently offered to owners.

Statement of Additional Information

26. Item 18: Please confirm that all information required by Item 18 of Form N-4 has been disclosed, in particular Item 18(e).

Response to Comment No. 26: I believe that all information required by Item 18 of Form N-4 has been disclosed. MassMutual has retained se2 to serve as a third-party administrator for this Contract. Se2 is not affiliated with MassMutual or the registrant.

27. Unaffiliated Underwriters or Dealers: Please provide the disclosure required by Item 20(d) of Form N-4, if appropriate. We note that the Prospectus indicates that the Contract may be sold through unaffiliated distributors.

Response to Comment No. 27: I could not determine where the prospectus indicates that the Contract may be sold through unaffiliated distributors. Additionally, there have not been any payments made to unaffiliated distributors because the Contract has not yet been sold.

I appreciate your continuing attention to this filing. Please call me at (413) 744-6060 or e-mail me at jrodolakis@massmutual.com if you have any questions regarding this letter or if you need additional information to complete your review of this filing.

Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis

Vice President and Senior Counsel

Massachusetts Mutual Life Insurance Company